Biological Assets (Details) - Schedule of Area (Hectares) to be Harvested R$ in Thousands	Jun. 30, 2024 BRL (R$)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 BRL (R$)	Jun. 30, 2023 USD ($)
Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)	R$ 210,335	$ 36,580	R$ 216,924	$ 41,432
Grains [Member]
Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)		4,011		12,033
Cotton [Member]
Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)		6,355		4,377
Sugarcane [Member]
Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)		$ 26,214		$ 25,022